UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON D.C. 20549
FORM 13F HR A
FORM 13F HR A COVER PAGE

REPORT FOR THE QUARTER ENDED JUNE 30, 2010
RESTATEMENT AMENDMENT SUBMISSION OF 13F HOLDINGS REPORT
BY PACWEST FINANCIAL MANAGEMENT INC.
1643 E. BETHANY HOME RD.
PHOENIX, ARIZONA 85016

THE INSTITUTIONAL MANAGER FILING THIS REPORT AND THE PERSON BY WHOM IT IS SIGNED
HEREBY REPRESENT THAT THE PERSON SIGNING THE REPORT IS AUTHORIZED TO SUBMIT IT,
THAT ALL INFORMATION CONTAINED HEREIN IS TRUE, CORRECT AND COMPLETE, AND THAT IT
IS UNDERSTOOD THAT ALL REQUIRED ITEMS, STATEMENTS, SCHEDULES, LISTS, AND TABLES,
ARE CONSIDERED INTEGRAL PARTS OF THIS SUBMISSION.

ELLIOT KAUFFMAN
CHIEF COMPLIANCE OFFICER
602-997-8882
PHOENIX, ARIZONA
June 30, 2010

FORM 13F HR A SUMMARY PAGE
REPORT SUMMARY
NO OTHER MANAGERS
FORM 13F INFORMATION TABLE ENTRY TOTAL: 91
FORM 13F INFORMATION TABLE VALUE TOTAL: $90,829,366.00

     FORM 13F-HR/A INFORMATION TABLE
     NAME OF ISSUER  TITLE OF CLASS CUSIP VALUE SHARES  SH/  INVSTM OTHER   VOTING AUTHORITY
                    (X$1000)  PRN AMT   PRN    DSCRET MANAGERS     SOLE        NONE
AAPL Apple Computer Inc                     COM               037833 10 0          645     2,565       2,565
ABT  Abbott Laboratories                    COM               002824 10 0          240     5,131       5,131
ACAS American Capital Ltd                   COM               02503Y 10 3          203    42,147      42,147
ACN  Accenture Ltd Cl A                     SHS CL A          G1150G 11 1        1,210    31,295      31,295
APH  Amphenol Corp Cl A                     CL A              032095 10 1        1,438    36,615      36,615
AXP  American Express Company               COM               025816 10 9        1,103    27,795      27,795
BDX  Becton Dickinson Co                    COM               075887 10 9          620     9,175       9,175
BHP  BHP Billiton Ltd.                      COM               088606 10 8        1,568    25,295      25,295
BP   Bp Amoco Plc Adr                       COM               055622 10 4          344    11,915      11,915
BRKB Berkshire Hathaway Cl B                CL B              084670 20 7        3,522    44,190      44,190
CBG  C B Richard Ellis Group                CL A              12497T 10 1          233    17,110      17,110
CHD  Church & Dwight Inc                    COM               171340 10 2          657    10,475      10,475
CL   Colgate Palmolive                      COM               194162 10 3          469     5,960       5,960
COP  Conocophillips                         COM               20825C 10 4        1,112    22,646      22,646
COST Costco Companies Inc                   COM               22160Q AC 6          482     8,797       8,797
CSCO Cisco Systems Inc                      COM               17275R 10 2        1,584    74,315      74,315
CVD  Covance                                COM               222816 10 0          710    13,835      13,835
CVS  C V S Corp Del                         COM               126650 10 0        1,165    39,742      39,742
CVX  Chevron-Texaco Corp                    COM               166764 10 0        1,003    14,779      14,779
DVN  Devon Energy Corp New                  COM               25179M 10 3          852    13,980      13,980
EEM  Ishares Tr MSCI Emerging Mkts          MSCI EMERG MKT    464287 23 4        1,776    47,600      47,600
EMR  Emerson Electric Co                    COM               291011 10 4        1,012    23,155      23,155
EWA  Ishares MSCI Australia Index F         MSCI AUSTRALIA    464286 10 3          507    26,700      26,700
EWC  Ishares MSCI Canada Index Fd           MSCI CDA INDEX    464286 50 9        2,032    81,710      81,710
FAST Fastenal Co                            COM               311900 10 4        1,323    26,350      26,350
FXI  Ishares Tr China 25                    FTSE XNHUA IDX    464287 18 4        1,852    47,325      47,325
GD   General Dynamics Corp                  COM               369550 10 8          858    14,655      14,655
GE   General Electric Company               COM               369604 10 3          234    16,202      16,202
GS   Goldman Sachs Group Inc                COM               38141G 10 4        1,574    11,988      11,988
HCBK Hudson City Bancorp Inc                COM               443683 10 7          347    28,322      28,322
HD   Home Depot Inc                         COM               437076 10 2          458    16,300      16,300
IBM  Intl Business Machines                 COM               459200 10 1        2,280    18,465      18,465
IDXX Idexx Labs Corp                        COM               45168D 10 4          971    15,950      15,950
IEI  iShares 3-7 Yr Treasuries              BARCLYS 3-7 YR    464288 66 1          546     4,735       4,735
IJR  Ishares Tr S&P Smallcap                S&P SMLCAP 600    464287 80 4        2,199    40,611      40,611
ILF  Ishares S&P Latin Amer 40              S&P LTN AM 40     464287 39 0        1,962    47,375      47,375
INTC Intel Corp                             COM               458140 10 0        1,693    87,036      87,036
ITW  Illinois Tool Works Inc                COM               452308 10 9          886    21,472      21,472
IVV  Ishares TRUST S&P                      S&P 500 INDEX     464287 20 0          487     4,710       4,710
JCI  Johnson Controls Inc                   COM               478366 10 7          808    30,060      30,060
JEC  Jacobs Engineering Group               COM               469814 10 7          991    27,185      27,185
JNJ  Johnson & Johnson                      COM               478160 10 4        2,810    47,581      47,581
KMX  Carmax Inc                             COM               143130 10 2          341    17,150      17,150
KO   Coca Cola Company                      COM               191216 10 0          384     7,658       7,658
LUK  Leucadia National Corp                 COM               527288 10 4          501    25,700      25,700
MCD  Mc Donalds Corp                        COM               580135 10 1        1,696    25,746      25,746
MDT  Medtronic Inc                          COM               585055 10 6          835    23,010      23,010
MHK  Mohawk Industries Inc                  COM               608190 10 4          719    15,712      15,712
MKL  Markel Corp                            COM               570535 10 4          505     1,485       1,485
MLM  Martin Marietta Matrls                 COM               573284 10 6          438     5,164       5,164
MMM  3M Company                             COM               88579Y 10 1          337     4,265       4,265
MSFT Microsoft Corp                         COM               594918 10 4        1,459    63,419      63,419
MTW  Manitowoc Inc                          COM               563571 10 8          170    18,565      18,565
NE   Noble Drilling Corp                    COM               655044 10 5        1,484    48,015      48,015
NEE  NextEra Energy Inc                     COM               302571 10 4          444     9,105       9,105
NTRS Northern Trust                         COM               665859 10 4          342     7,315       7,315
NUE  Nucor Corp                             COM               670346 10 5          691    18,040      18,040
NVO  Novo-Nordisk A-S Adr                   ADR               670100 20 5        1,223    15,100      15,100
NVS  Novartis A G Spon Adr                  SPONSORED ADR     66987V 10 9          212     4,379       4,379
ORCL Oracle Corporation                     COM               68389X 10 5        1,167    54,385      54,385
ORLY O Reilly Automotive Inc                COM               686091 10 9          466     9,800       9,800
OXY  Occidental Pete Corp                   COM               674599 10 5        1,765    22,880      22,880
PCAR Paccar Inc                             COM               693718 10 8          251     6,300       6,300
PCP  Precision Castparts Corp               COM               740189 10 5          967     9,395       9,395
PEG  Pub Svc Ent Group Inc                  COM               744573 10 6          933    29,795      29,795
PEP  Pepsico Incorporated                   COM               713448 10 8        1,382    22,680      22,680
PFE  Pfizer Incorporated                    COM               717081 10 3          889    62,370      62,370
PG   Procter & Gamble Co                    COM               742718 10 9        1,822    30,374      30,374
PX   Praxair Inc                            COM               74005P 10 4          952    12,523      12,523
QCOM Qualcomm Inc                           COM               747525 10 3        1,243    37,841      37,841
RAVN Raven Inds Inc                         COM               754212 10 8          937    27,800      27,800
RIG  Transocean Sedco Forex                 SHS               G90073 10 0          656    14,164      14,164
RY   Royal Bank Of Canada                   COM               780087 10 2        1,155    24,175      24,175
SCPB SPDR Barclays Short Term Corp          BARC CAPTL ETF    78464A 47 4          311    10,375      10,375
SHY  Ishares 1-3 Year US Treasury B         BARCLY USAGG B    464287 22 6          582     6,915       6,915
SLB  Schlumberger Ltd                       COM               806857 10 8        1,512    27,329      27,329
SYK  Stryker Corp                           COM               863667 10 1        1,189    23,755      23,755
T    AT&T, Inc.                             COM               00206R 10 2        1,170    48,377      48,377
TEVA Teva Pharm Inds Ltd Adr                ADR               881624 20 9        1,525    29,340      29,340
TGT  Target Corporation                     COM               87612E 10 6          215     4,371       4,371
TJX  T J X Cos Inc                          COM               872540 10 9        1,462    34,840      34,840
USB  U S Bancorp Del New                    COM               902973 30 4        1,391    62,224      62,224
UTX  United Technologies Corp               COM               913017 10 9        1,838    28,318      28,318
VWO  Vanguard Intl Eq Indx Fd               EMR MKT ETF       922042 85 8          440    11,575      11,575
VZ   Verizon Communications                 COM               92343V 10 4        1,059    37,789      37,789
WAG  Walgreen Company                       COM               931422 10 9          458    17,156      17,156
WFC  Wells Fargo & Co New                   COM               949746 10 1        1,172    45,765      45,765
WFR  Memc Electronics Materials Inc         COM               552715 10 4          201    20,355      20,355
WLP  Wellpoint Hlth Ntwks New               COM               94973V 10 7          225     4,600       4,600
WMT  Wal-Mart Stores Inc                    COM               931142 10 3        1,471    30,608      30,608
XOM  Exxon Mobil Corporation                COM               30231G 10 2        1,477    25,872      25,872

                                                                                90,829